 Aetos At-A-Glance  Founded2001  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  fund HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers2: 7# of Sub-Strategies: 3  Beta to Market Indices1,3US Aggregate Bond Index: -0.04MSCI ACWI: 0.15  Geography Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Performance and Statistics (since inception through January 31, 2020)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   FUND Overview  The Aetos Distressed Investment Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of distressed investment strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high quality distressed investment strategies, constructed and monitored using disciplined processes.  Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Fund  1.42%  1.43%  2.00%  4.20%  6.39%  HFRI FOF: Conservative Index  5.04%  3.17%  2.46%  2.81%  3.06%  US Aggregate Bond Index  9.64%  4.62%  3.01%  3.79%  4.36%  MSCI ACWI  16.04%  11.03%  8.51%  9.15%  8.22%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Fund  -  1.98%  2.64%  3.17%  3.61%  HFRI FOF: Conservative Index  -  2.18%  2.28%  2.56%  3.65%  US Aggregate Bond Index  -  3.05%  3.04%  2.89%  3.38%  MSCI ACWI  -  11.40%  11.76%  13.11%  14.95%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Fund  -  -0.12  0.35  1.14  1.42  HFRI FOF: Conservative Index  -  0.69  0.61  0.87  0.49  US Aggregate Bond Index  -  0.97  0.64  1.11  0.91  MSCI ACWI  -  0.82  0.63  0.65  0.46  Aetos Distressed Investment Strategies Fund  1 Data as of January 31, 2020. The performance figures shown are for the Aetos Distressed Investment Strategies Fund. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.2 Reflects number of managers in the Aetos Distressed Investment Strategies Fund as of February 1, 2020 and excludes managers that are under redemption.3 Reflects beta since the Aetos Distressed Investment Strategies Fund’s inception of September 1, 2002 through January 31, 2020.

 1 Data as of January 31, 2020. The performance figures shown are for the Aetos Distressed Investment Strategies Fund. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2020  0.85%  -  -  -  -  -  -  -  -  -  -  -  0.85%  2019  0.17%  1.15%  -0.17%  1.32%  -0.33%  0.26%  -0.09%  -0.92%  -0.08%  -0.45%  -0.47%  0.37%  0.74%  2018  0.84%  0.09%  0.22%  0.22%  0.48%  0.46%  0.33%  0.63%  0.03%  -0.87%  -0.87%  -1.25%  0.27%  2017  1.48%  0.78%  -0.23%  0.21%  -0.07%  0.10%  -0.06%  0.31%  0.33%  0.16%  0.06%  0.84%  3.96%  2016  -1.30%  -0.83%  0.91%  2.42%  0.46%  0.19%  1.19%  1.05%  0.86%  0.88%  0.55%  1.00%  7.60%  2015  -0.33%  0.88%  0.10%  0.82%  0.47%  -0.74%  -0.22%  -1.22%  -1.30%  -0.26%  -0.34%  -1.28%  -3.41%  2014  0.66%  1.82%  0.53%  0.34%  0.82%  1.68%  0.00%  -0.16%  -0.69%  -0.89%  0.03%  -0.19%  3.97%  2013  1.87%  0.66%  1.35%  1.54%  2.05%  -0.85%  0.89%  0.20%  0.63%  1.37%  1.33%  0.72%  12.36%  2012  1.59%  1.12%  0.99%  0.93%  -0.51%  0.55%  1.19%  1.10%  1.67%  0.81%  0.62%  1.56%  12.24%  2011  1.17%  1.23%  -0.01%  0.81%  0.12%  -0.81%  -0.12%  -2.43%  -2.73%  0.58%  -0.70%  -0.07%  -3.03%  2010  2.31%  0.76%  2.34%  1.54%  -1.74%  -0.44%  0.56%  0.53%  1.11%  1.28%  0.36%  1.30%  10.28%  2009  0.67%  -0.43%  -0.34%  0.89%  2.46%  2.11%  2.35%  2.40%  2.13%  1.91%  1.74%  1.92%  19.27%  2008  -1.33%  0.72%  -0.65%  0.52%  0.06%  -0.48%  -0.70%  -0.57%  -2.23%  -3.16%  -2.42%  -1.01%  -10.76%  2007  1.66%  1.17%  0.98%  1.74%  1.62%  0.02%  -0.50%  -1.32%  1.31%  1.09%  -0.74%  0.20%  7.40%  2006  1.71%  0.60%  1.26%  0.76%  0.65%  0.03%  0.50%  0.69%  0.52%  1.98%  1.59%  1.37%  12.28%  2005  0.52%  1.46%  -0.29%  -0.45%  0.23%  0.71%  1.53%  0.93%  0.45%  -0.02%  0.62%  0.94%  6.82%  2004  2.67%  0.63%  0.33%  0.18%  0.29%  1.08%  0.38%  0.55%  0.81%  0.81%  2.17%  1.66%  12.15%  2003  1.89%  0.73%  0.74%  2.72%  1.64%  2.42%  0.02%  0.75%  2.34%  2.00%  1.28%  2.00%  20.14%  2002  -  -  -  -  -  -  -  -  0.08%  -0.28%  2.05%  1.31%  3.19%  Aetos Distressed Investment Strategies Fund  Historical Monthly Performance (net of fees)1  SUB-STRATEGY ALLOCATIONS (as of February 1, 2020)  GEOGRAPHIC EXPOSURE (as of December 31, 2019)2  HISTORICAL EXPOSURES (quarterly over past 5 years)

 Aetos At-A-Glance  Founded2001  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers2: 31# of Strategies: 9  Beta to Market Indices1,3US Aggregate Bond Index: 0.00MSCI ACWI: 0.19  Geography Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Performance and Statistics (since inception through January 31, 2020)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  6.96%  4.24%  3.38%  4.35%  4.67%  HFRI FOF: Conservative Index  5.04%  3.17%  2.46%  2.81%  3.06%  US Aggregate Bond Index  9.64%  4.62%  3.01%  3.79%  4.36%  MSCI ACWI  16.04%  11.03%  8.51%  9.15%  8.22%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  2.91%  3.27%  3.30%  3.91%  HFRI FOF: Conservative Index  -  2.18%  2.28%  2.56%  3.65%  US Aggregate Bond Index  -  3.05%  3.04%  2.89%  3.38%  MSCI ACWI  -  11.40%  11.76%  13.11%  14.95%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.88  0.70  1.14  0.87  HFRI FOF: Conservative Index  -  0.69  0.61  0.87  0.49  US Aggregate Bond Index  -  0.97  0.64  1.11  0.91  MSCI ACWI  -  0.82  0.63  0.65  0.46  Aetos Growth Portfolio  1 Data as of January 31, 2020. The performance figures shown are for the Aetos Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.2 Reflects number of managers in the Aetos Growth Portfolio as of February 1, 2020 and excludes managers that are under redemption.3 Reflects beta since the Aetos Growth Portfolio’s inception of September 1, 2002 through January 31, 2020.

 1 Data as of January 31, 2020. The performance figures shown are for the Aetos Growth Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2020  0.34%  -  -  -  -  -  -  -  -  -  -  -  0.34%  2019  2.23%  1.17%  0.61%  1.52%  -0.76%  1.14%  0.71%  -0.27%  -0.59%  0.76%  1.24%  0.92%  8.97%  2018  1.25%  -0.75%  -0.44%  0.19%  0.85%  0.07%  0.70%  0.25%  0.25%  -2.27%  -0.65%  -1.28%  -1.87%  2017  1.53%  0.67%  0.57%  0.68%  0.91%  0.17%  0.64%  0.47%  0.30%  0.61%  0.00%  0.42%  7.19%  2016  -2.54%  -1.37%  0.56%  0.76%  1.75%  -0.79%  1.41%  0.65%  0.73%  0.09%  0.05%  0.78%  2.02%  2015  -0.30%  1.23%  0.33%  0.08%  1.07%  -0.99%  0.63%  -1.18%  -1.50%  1.24%  0.00%  -0.22%  0.35%  2014  0.01%  1.83%  -0.35%  -0.60%  1.26%  0.91%  -0.66%  0.53%  0.33%  0.02%  0.92%  0.49%  4.75%  2013  1.89%  0.71%  1.47%  0.77%  1.06%  -0.31%  0.88%  -0.22%  1.03%  1.22%  1.25%  0.85%  11.11%  2012  1.70%  1.26%  0.77%  0.32%  -0.82%  0.35%  0.88%  0.64%  0.72%  0.09%  0.55%  0.65%  7.33%  2011  0.62%  0.74%  -0.06%  1.13%  -0.21%  -0.62%  -0.06%  -2.50%  -2.18%  1.68%  -0.58%  -0.12%  -2.22%  2010  0.17%  0.67%  1.93%  0.92%  -2.32%  -0.75%  1.04%  0.24%  1.91%  1.16%  0.07%  1.46%  6.61%  2009  0.58%  -0.27%  -0.31%  -0.58%  2.88%  1.17%  1.97%  1.41%  2.06%  0.28%  1.75%  0.75%  12.25%  2008  -2.30%  1.33%  -1.47%  0.64%  1.86%  -0.27%  -0.80%  -0.42%  -6.95%  -4.24%  -1.95%  -0.83%  -14.65%  2007  1.64%  0.46%  1.24%  1.53%  1.75%  0.46%  -0.70%  -1.48%  1.02%  1.60%  -0.07%  0.66%  8.35%  2006  2.01%  0.33%  1.19%  0.96%  -0.67%  0.22%  0.41%  0.60%  0.19%  0.88%  1.46%  1.22%  9.16%  2005  0.33%  1.41%  0.28%  -0.47%  0.77%  0.82%  1.07%  0.64%  0.87%  -0.89%  0.64%  1.39%  7.05%  2004  1.90%  0.76%  -0.09%  -0.95%  -0.14%  0.40%  -0.15%  -0.03%  0.72%  0.56%  1.66%  0.99%  5.73%  2003  0.31%  -0.03%  0.13%  1.72%  1.83%  1.38%  0.24%  0.81%  0.82%  1.39%  1.06%  1.06%  11.25%  2002  -  -  -  -  -  -  -  -  -0.57%  0.19%  0.42%  1.12%  1.15%  AETOS GROWTH PORTFOLIO  Historical Monthly Performance (net of fees)1  AETOS FUND ALLOCATIONS (as of February 1, 2020)  Strategy Allocations (as of February 1, 2020)2  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of December 31, 2019)2

 Aetos At-A-Glance  Founded2001  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers2: 31# of Strategies: 9  Beta to Market Indices1,3US Aggregate Bond Index: -0.02MSCI ACWI: 0.20  Geography Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Performance and Statistics (since inception through January 31, 2020)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  7.25%  4.30%  3.44%  4.40%  4.81%  HFRI FOF: Conservative Index  5.04%  3.17%  2.46%  2.81%  3.06%  US Aggregate Bond Index  9.64%  4.62%  3.01%  3.79%  4.36%  MSCI ACWI  16.04%  11.03%  8.51%  9.15%  8.22%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  3.26%  3.60%  3.55%  4.01%  HFRI FOF: Conservative Index  -  2.18%  2.28%  2.56%  3.65%  US Aggregate Bond Index  -  3.05%  3.04%  2.89%  3.38%  MSCI ACWI  -  11.40%  11.76%  13.11%  14.95%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.81  0.65  1.08  0.88  HFRI FOF: Conservative Index  -  0.69  0.61  0.87  0.49  US Aggregate Bond Index  -  0.97  0.64  1.11  0.91  MSCI ACWI  -  0.82  0.63  0.65  0.46  Aetos Prime Portfolio  1 Data as of January 31, 2020. The performance figures shown are for the Aetos Prime Portfolio, a model portfolio/asset allocation program formalized in April 2007. The performance of the Portfolio after April 2007 is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. The performance of the Portfolio prior to April 2007 is based on the performance of the Aetos Funds, weighted according to the allocations on April 1, 2007. It is likely that the Portfolio’s allocations would have differed from those on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Portfolio existed during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.2 Reflects number of managers in the Aetos Prime Portfolio as of February 1, 2020 and excludes managers that are under redemption.3 Reflects beta since the Aetos Prime Portfolio’s inception of September 1, 2002 through January 31, 2020.

 HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of December 31, 2019)2  1 Data as of January 31, 2020. The performance figures shown are for the Aetos Prime Portfolio, a model portfolio/asset allocation program that was formalized in April 2007. The performance figures shown for periods prior to April 2007 are those of the Aetos Funds comprising the Aetos Prime Portfolio, weighted according to the allocations on April 1, 2007. For periods prior to April 2007, it is likely that the Aetos Prime Portfolio allocations to the Aetos Funds would have differed from the allocations on April 1, 2007, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Prime Portfolio been in existence during the entire period. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return, respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.  AETOS FUND ALLOCATIONS (as of February 1, 2020)  Strategy Allocations (as of February 1, 2020)2     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2020  0.20%  -  -  -  -  -  -  -  -  -  -  -  0.20%  2019  2.58%  1.27%  0.65%  1.65%  -0.86%  1.26%  0.73%  -0.31%  -0.73%  0.91%  1.39%  0.89%  9.79%  2018  1.32%  -0.93%  -0.37%  0.14%  1.01%  -0.04%  0.71%  0.30%  0.17%  -2.57%  -0.67%  -1.40%  -2.37%  2017  1.61%  0.64%  0.62%  0.66%  0.99%  0.13%  0.68%  0.52%  0.30%  0.61%  0.00%  0.39%  7.35%  2016  -2.75%  -1.64%  0.55%  0.64%  2.01%  -0.83%  1.52%  0.57%  0.77%  -0.06%  0.01%  0.73%  1.42%  2015  -0.33%  1.37%  0.30%  -0.06%  1.19%  -1.00%  0.86%  -1.21%  -1.55%  1.48%  0.08%  -0.18%  0.91%  2014  -0.11%  2.02%  -0.52%  -0.82%  1.43%  0.96%  -0.71%  0.68%  0.48%  0.26%  1.07%  0.60%  5.43%  2013  1.90%  0.70%  1.56%  0.68%  1.04%  -0.19%  0.92%  -0.30%  1.14%  1.26%  1.40%  0.92%  11.58%  2012  1.67%  1.21%  0.75%  0.35%  -0.88%  0.37%  0.92%  0.59%  0.73%  -0.05%  0.50%  0.50%  6.83%  2011  0.48%  0.67%  -0.18%  1.20%  -0.22%  -0.63%  0.02%  -2.59%  -2.25%  1.84%  -0.50%  -0.18%  -2.38%  2010  -0.17%  0.72%  1.84%  0.80%  -2.39%  -0.87%  1.07%  0.12%  2.05%  1.16%  0.08%  1.62%  6.10%  2009  0.62%  -0.31%  -0.36%  -0.83%  2.80%  0.91%  1.86%  1.28%  1.91%  0.12%  1.83%  0.58%  10.85%  2008  -2.35%  1.35%  -1.53%  0.69%  1.93%  -0.15%  -0.93%  -0.37%  -7.01%  -3.73%  -1.60%  -0.72%  -13.79%  2007  1.80%  0.53%  1.15%  1.60%  1.78%  0.42%  -0.66%  -1.50%  1.12%  1.70%  -0.10%  0.61%  8.73%  2006  2.11%  0.36%  1.34%  0.99%  -0.61%  0.16%  0.36%  0.73%  0.21%  1.04%  1.57%  1.18%  9.84%  2005  0.14%  1.33%  0.30%  -0.53%  0.83%  0.86%  1.27%  0.69%  0.80%  -0.87%  0.72%  1.44%  7.18%  2004  1.97%  0.78%  -0.11%  -0.71%  -0.09%  0.40%  -0.17%  0.01%  0.71%  0.74%  1.67%  1.09%  6.44%  2003  0.24%  -0.01%  0.24%  1.79%  1.81%  1.39%  0.41%  0.85%  0.66%  1.52%  1.20%  1.18%  11.85%  2002  -  -  -  -  -  -  -  -  -0.65%  0.36%  0.54%  1.01%  1.26%  Aetos PRIME PORTFOLIO  Historical Monthly Performance (net of fees)1

 Aetos At-A-Glance  Founded2001  LeadershipAnne CasscellsCo-President & Chief Investment OfficerMichael KleinCo-President & Chief Risk Officer  LocationsNew York, New YorkMenlo Park, California  Portfolio HIGHLIGHTS  InceptionSeptember 1, 2002  Diversification# of Managers2: 31# of Strategies: 9  Beta to Market Indices1,3US Aggregate Bond Index: 0.02MSCI ACWI: 0.19  Geography Global  AETOS FUND INFORMATION  Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds Long/Short Strategies FundMulti-Strategy Arbitrage FundDistressed Investment Strategies Fund  Performance and Statistics (since inception through January 31, 2020)1  Firm Overview  Aetos Alternatives Management, LP (“Aetos”) is an independent firm that manages assets on behalf of institutional clients. Since the firm’s inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.   PORTFOLIO Overview  The Aetos Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets, and is relatively concentrated by manager yet diversified by strategy.   Historical Performance (since inception)1  Annualized Returns  1 Year  3 Year  5 Year  10 Year  Inception  Portfolio  6.68%  4.18%  3.33%  4.31%  4.41%  HFRI FOF: Conservative Index  5.04%  3.17%  2.46%  2.81%  3.06%  US Aggregate Bond Index  9.64%  4.62%  3.01%  3.79%  4.36%  MSCI ACWI  16.04%  11.03%  8.51%  9.15%  8.22%  Volatility (Standard Deviation)  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  2.59%  2.97%  3.07%  3.87%  HFRI FOF: Conservative Index  -  2.18%  2.28%  2.56%  3.65%  US Aggregate Bond Index  -  3.05%  3.04%  2.89%  3.38%  MSCI ACWI  -  11.40%  11.76%  13.11%  14.95%  Sharpe Ratios  -  3 Year  5 Year  10 Year  Inception  Portfolio  -  0.97  0.76  1.22  0.81  HFRI FOF: Conservative Index  -  0.69  0.61  0.87  0.49  US Aggregate Bond Index  -  0.97  0.64  1.11  0.91  MSCI ACWI  -  0.82  0.63  0.65  0.46  Aetos Balanced Portfolio  1 Data as of January 31, 2020. The performance figures shown are for the Aetos Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.2 Reflects number of managers in the Aetos Balanced Portfolio as of February 1, 2020 and excludes managers that are under redemption.3 Reflects beta since the Aetos Balanced Portfolio’s inception of September 1, 2002 through January 31, 2020.

 1 Data as of January 31, 2020. The performance figures shown are for the Aetos Balanced Portfolio, a model portfolio/asset allocation program. The performance of the Portfolio is based on the performance of the Aetos Funds, weighted according to the allocations in effect during the periods. It does not reflect the actual returns achieved by any investor. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three month Treasury bill return respectively, subject to a high water mark (“75 & 5”). To the extent such model fees differ from actual fees, monthly returns have been increased or decreased as appropriate and the model performance compounds accordingly. It is possible that a potential client will be offered a different fee arrangement depending on the size of the potential investment, the type and amount of advisory and reporting services to be provided, the potential client’s preferred fee structure with respect to performance and asset based fees, and other factors. If a potential client is offered a fee structure that differs from the 75 & 5 structure and has the potential to result in fees charged to the account that are higher at any time than those that would be charged in a 75 & 5 structure, Aetos will provide revised historical model performance information to such potential client showing the impact of the offered fee structure on such performance results before the establishment of the advisory relationship. These figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers, and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.2 Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.     Jan  Feb  Mar  Apr  May  Jun  Jul  Aug  Sep  Oct  Nov  Dec  Year  2020  0.48%  -  -  -  -  -  -  -  -  -  -  -  0.48%  2019  1.88%  1.06%  0.57%  1.39%  -0.65%  1.02%  0.69%  -0.23%  -0.46%  0.60%  1.09%  0.95%  8.16%  2018  1.17%  -0.56%  -0.50%  0.24%  0.69%  0.17%  0.69%  0.21%  0.34%  -1.97%  -0.63%  -1.17%  -1.36%  2017  1.45%  0.71%  0.53%  0.70%  0.83%  0.22%  0.61%  0.41%  0.30%  0.61%  -0.01%  0.45%  7.02%  2016  -2.33%  -1.11%  0.57%  0.88%  1.50%  -0.75%  1.31%  0.73%  0.70%  0.24%  0.09%  0.82%  2.62%  2015  -0.26%  1.09%  0.36%  0.23%  0.94%  -0.98%  0.40%  -1.15%  -1.46%  0.99%  -0.08%  -0.27%  -0.23%  2014  0.12%  1.64%  -0.18%  -0.38%  1.09%  0.86%  -0.60%  0.38%  0.17%  -0.23%  0.77%  0.38%  4.06%  2013  1.88%  0.73%  1.39%  0.87%  1.07%  -0.44%  0.85%  -0.15%  0.93%  1.17%  1.10%  0.78%  10.63%  2012  1.75%  1.35%  0.79%  0.30%  -0.75%  0.32%  0.84%  0.70%  0.71%  0.24%  0.59%  0.80%  7.91%  2011  0.83%  0.82%  0.14%  1.03%  -0.20%  -0.61%  -0.19%  -2.34%  -2.02%  1.46%  -0.72%  -0.01%  -1.88%  2010  0.66%  0.60%  2.02%  1.10%  -2.20%  -0.51%  1.00%  0.40%  1.64%  1.14%  0.03%  1.21%  7.26%  2009  0.44%  -0.11%  -0.25%  -0.34%  2.98%  1.63%  2.18%  1.54%  2.32%  0.55%  1.58%  0.96%  14.27%  2008  -1.73%  1.09%  -1.49%  0.58%  1.76%  -0.39%  -0.69%  -0.44%  -6.91%  -5.33%  -2.56%  -1.07%  -16.19%  2007  1.53%  0.35%  1.13%  1.37%  1.63%  0.30%  -2.10%  -1.34%  0.93%  1.45%  -0.11%  0.52%  5.74%  2006  1.84%  0.50%  0.91%  0.92%  -0.38%  0.45%  0.52%  0.46%  0.28%  0.74%  1.32%  1.28%  9.17%  2005  0.46%  1.21%  0.26%  -0.34%  0.66%  0.72%  0.99%  0.38%  0.75%  -0.75%  0.44%  1.29%  6.23%  2004  1.58%  0.61%  -0.03%  -0.71%  -0.17%  0.30%  -0.23%  0.03%  0.51%  0.28%  1.45%  0.87%  4.55%  2003  0.79%  0.19%  0.31%  1.43%  1.98%  1.10%  -0.20%  0.63%  1.10%  1.09%  1.05%  0.92%  10.87%  2002  -  -  -  -  -  -  -  -  -0.42%  0.16%  0.55%  1.10%  1.39%  Aetos Balanced PORTFOLIO  Historical Monthly Performance (net of fees)1  AETOS FUND ALLOCATIONS (as of February 1, 2020)  Strategy Allocations (as of February 1, 2020)2  HISTORICAL EXPOSURES (quarterly over past 5 years)  GEOGRAPHIC EXPOSURE (as of December 31, 2019)2

 NOTES and Disclosures  Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage. Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2540. Please read the prospectus carefully before investing.Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.Bloomberg Barclays US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg Barclays US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year.HFRI FOF: Conservative Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts and are classified as “conservative.” Conservative fund of funds exhibit one or more of the following characteristics: seeks consistent returns by primarily investing in funds that generally engage in more “conservative” strategies such as equity market neutral, fixed income arbitrage, and convertible arbitrage; exhibits a lower historical annual standard deviation than the HFRI Fund of Funds Composite Index. MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes.  TERMS    Minimum Investment  $1 Million  Subscription Frequency  Monthly  Lock-Up Period  1 Year  Redemption Frequency  Quarterly with 90 Days Notice  Auditor  PricewaterhouseCoopers, LLC  Administrator  HedgeServ Limited  Aetos Commingled offerings  Aetos Contact Information    James ConzelmanManaging Director, Head of Client Relationsand Business Development875 Third Avenue, 6th FloorNew York, NY 10022( 212.201.2532* jconzelman@aetos.com  John StimpsonDirector, Client Relations and Business Development875 Third Avenue, 6th FloorNew York, NY 10022( 212.201.2560* jstimpson@aetos.com